Other accounts payable (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Supplementary Retirement Fund contribution	$ 9,011	$ 7,893	$ 7,500
Payroll withholdings	8,466	7,855
Interest, penalties, and interest on penalties of prepaid income tax	4,738	0
Contributions to Social Health Insurance	3,396	2,890
Penalties to the Geological, Mining and Metallurgical Institute	3,298	3,757
Miscellaneous interest payable	2,319	1,438
Agency for Environmental Assessment and Enforcement (OEFA) and Supervisory Agency for Investment in Energy and Mining (OSINERGMIN) contributions	942	793
Contribution to National industrial work training service (SENATI)	414	355
Other	300	433
Total current	$ 32,884	$ 25,414